Investments - Schedule of Investments Classified as Amortized Cost (Detail) $ in Millions, $ in Millions	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Dec. 31, 2018 MXN ($)
Disclosure Of Investments [line items]
Total investments	$ 21,340	[1]	$ 1,111		$ 30,924
Fixed rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	519				910
Fixed rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	518				906
Accrued interest	1				4
Variable rate debt [member]
Disclosure Of Investments [line items]
Total fixed rate/variable rate	20,821				30,014
Variable rate debt [member] | US Government agencies debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	3,834				8,660
Accrued interest	15				28
Variable rate debt [member] | Corporate debt securities [member]
Disclosure Of Investments [line items]
Acquisition cost	16,868				21,259
Accrued interest	$ 104				$ 67

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3